Loans and secured notes payable - Secured Notes (Details) - Reservoir Holdings Inc And Subsidiaries - USD ($)		12 Months Ended
	Apr. 02, 2019	Mar. 31, 2020
Debt Instrument [Line Items]
Gain on retirement of debt		$ 10,644,084
Series 2007-A notes
Debt Instrument [Line Items]
Purchase of secured notes	$ 1,625,000
Gain on retirement of debt	$ 10,644,084